UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23783

OPPORTUNISTIC CREDIT INTERVAL FUND

(Exact name of registrant as specified in charter)

650 Madison Avenue, 23rd Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

(212) 891-2880

(Registrant’s telephone number, including area code)

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Date of fiscal year end: September 30

Date of reporting period: June 17, 2022- June 30, 2022

Item 1 – Proxy Voting Record.

Opportunistic Credit Interval Fund did not hold any securities with respect to which it was entitled to vote during the period from June 17, 2022 through June 30, 2022.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OPPORTUNISTIC CREDIT INTERVAL FUND

By:	/s/ Jason Roos
Jason Roos
Treasurer (Principal Financial Officer)

Date:	August 26, 2022